Liquidity, Financial Condition and Management's Plans (10K) (Details Narrative) - USD ($)			3 Months Ended		5 Months Ended	9 Months Ended		12 Months Ended
	Jan. 19, 2015	Feb. 06, 2014	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2013	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014	Jul. 27, 2013
Liquidity Financial Condition And Managements Plans
Proceeds from private placement	$ 433,000	$ 1,875,000
Net cash used in operating activities					$ (5,476)	$ 514,612	$ 1,149,042	$ 1,061,303
Net loss			$ 3,819,439	$ 2,589,498	(17,125)	8,418,831	6,608,862	14,757,016
Cash			91,623	$ 111,611	$ 9,052	91,623	$ 111,611	5,403
Working capital deficiency			$ 3,400,000			$ 3,400,000		$ 198,023